COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
Loss Contingencies [Line Items]
Income tax examination accrual			$ 1,800	6,400
Tax settlement	2,300	8,300
Excess tax expense recorded from settlement	$ 500